Consolidated Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Feb. 28, 2023	Feb. 28, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 848,999	$ (2,096,445)
Adjustments to reconcile net income (loss) to net cash used by operating activities:
Depreciation of music inventory	1,008	1,753
Gain on settlement of debt	0	(260,032)
Income from derivative liability	(1,349,841)	(1,168,456)
Amortization of debt discounts	44,614	280,546
Loss on conversion of notes payable and accrued interest	0	2,810,824
Default interest added to notes principal balance	0	103,190
Changes in operating assets and liabilities:
Accounts payable	34,009	9,956
Accrued interest payable on notes payable	196,715	112,778
Accrued consulting fees	165,300	76,950
Net Cash Used by Operating Activities	(59,196)	(128,936)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments from loans receivable, related party	(23,247)	0
Net Cash Used by Investing Activities	(23,247)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft	0	(1,140)
Proceeds from notes payable	94,835	348,250
Repayments of notes payable	0	(200,500)
Repayments of notes payable to related parties	(12,700)	(27,272)
Net proceeds from notes payable to related parties	0	31,500
Net Cash Provided by Financing Activities	82,135	150,838
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(308)	21,902
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	353	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	45	21,902
Cash Payments For:
Interest	0	0
Income taxes	0	0
Non-cash investing and financing activities:
Issuance of stock and promissory note for investment in acquisition	6,200,000	0
Initial derivative liability charged to debt discounts	0	283,596
Conversion of debt and accrued interest into common stock	$ 147,507	$ 198,429